Financial Instruments by Category - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Transfers between levels of fair value hierarchy	As of December 31, 2023 and 2022, there were no transfers between the levels of the fair value hierarchy.